Other notes to the accounts (Tables)	12 Months Ended
Dec. 31, 2025
Other notes to the accounts
Schedule of remuneration to Executive Officers (including Executive Directors and Non-Executive Directors)

	2025	2024	2023
	$ million	$ million	$ million
Short-term employee benefits	23	22	21
Share-based payments expense	15	10	9
Pension and post-employment benefit entitlements	2	1	1
	40	33	31